Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Summary Compensation Table Total for former PEO(1)	Compensation Actually Paid to PEO(2)	Compensation Actually Paid to former PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Company-Selected Metric: Pre-Tax Income ($ millions)(4)
							Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$17,277,875	$21,070,760	$22,361,327	$54,364,869	$6,035,418	$10,847,251	$380.95	$290.78	$2,135	$2,714
2024	$23,084,330	—	$34,073,585	—	$6,413,416	$8,224,261	$266.64	$212.81	$2,068	$2,643
2023	$34,912,956	—	$39,837,679	—	$8,397,928	$8,689,563	$216.24	$153.55	$1,739	$2,280
2022	$17,626,494	—	$24,783,921	—	$6,073,940	$7,110,695	$209.25	$145.26	$1,509	$2,022
2021	$13,656,209	—	$33,838,591	—	$4,865,740	$7,591,527	$192.74	$165.02	$1,403	$1,791

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote	The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for each corresponding year in the "Total" column of the Summary Compensation Table. The PEO, former PEO, and non-PEO NEOs for each year were as follows:

Fiscal Year	PEO	Former PEO	Non-PEO NEOs
2025	Paul M. Shoukry	Paul C. Reilly	Jonathan W. Oorlog, Jr., James E. Bunn, Scott A. Curtis, Tashtego S. Elwyn
2024	Paul C. Reilly	—	Paul M. Shoukry, James E. Bunn, Scott A. Curtis, Bella Loykhter Allaire
2023	Paul C. Reilly	—	Paul M. Shoukry, James E. Bunn, Scott A. Curtis, Tashtego S. Elwyn
2022	Paul C. Reilly	—	Paul M. Shoukry, James E. Bunn, Scott A. Curtis, Tashtego S. Elwyn
2021	Paul C. Reilly	—	Paul M. Shoukry, James E. Bunn, John C. Carson, Jr., Bella Loykhter Allaire

Peer Group Issuers, Footnote	The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on September 30, 2020. For purposes of this disclosure, the Peer Group in column (g) is defined as the Dow Jones U.S. Investment Services index.
PEO Total Compensation Amount		$ 23,084,330	$ 34,912,956	$ 17,626,494	$ 13,656,209
PEO Actually Paid Compensation Amount		34,073,585	39,837,679	24,783,921	33,838,591
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO, former PEO, or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth in the section below entitled “SCT Total to CAP Reconciliation" were made to total compensation as reported in the SCT for each year to determine the CAP for the PEO, former PEO, and non-PEO NEOs.

Fiscal Year 2025	PEO	Former PEO	Average Non-PEO NEOs
SCT Total	$17,277,875	$21,070,760	$6,035,418
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(8,549,748)	(11,649,917)	(1,948,426)
∓ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	9,502,235	13,230,501	2,197,780
∓ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	3,065,139	25,872,238	3,496,272
∓ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
∓ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,065,826	5,841,287	1,066,207
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—	—	—
Compensation Actually Paid	$22,361,327	$54,364,869	$10,847,251

Non-PEO NEO Average Total Compensation Amount	$ 6,035,418	6,413,416	8,397,928	6,073,940	4,865,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,847,251	8,224,261	8,689,563	7,110,695	7,591,527
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO, former PEO, or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth in the section below entitled “SCT Total to CAP Reconciliation" were made to total compensation as reported in the SCT for each year to determine the CAP for the PEO, former PEO, and non-PEO NEOs.

Fiscal Year 2025	PEO	Former PEO	Average Non-PEO NEOs
SCT Total	$17,277,875	$21,070,760	$6,035,418
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(8,549,748)	(11,649,917)	(1,948,426)
∓ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	9,502,235	13,230,501	2,197,780
∓ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	3,065,139	25,872,238	3,496,272
∓ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
∓ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,065,826	5,841,287	1,066,207
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—	—	—
Compensation Actually Paid	$22,361,327	$54,364,869	$10,847,251

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR

CAP to PEO(1)	CAP to Former PEO(1)	Avg CAP to Non-PEO NEOs	RJF TSR	Peer TSR

Compensation Actually Paid vs. Net Income
The charts below illustrate the relationship between the PEO, former PEO, and Non-PEO NEO CAP amounts and the Company’s Net Income and Pre-Tax Income during fiscal years 2021-2025.
CAP vs. Net Income & Pre-Tax Income

CAP to PEO(1)	CAP to Former PEO(1)	Avg CAP to Non-PEO NEOs	Pre-Tax Income	Net Income
(1)The PEO for fiscal years 2021–2024 was Mr. Reilly. For fiscal year 2025, the PEO was Mr. Shoukry and Mr. Reilly served as the former PEO during that year.

Compensation Actually Paid vs. Company Selected Measure
The charts below illustrate the relationship between the PEO, former PEO, and Non-PEO NEO CAP amounts and the Company’s Net Income and Pre-Tax Income during fiscal years 2021-2025.
CAP vs. Net Income & Pre-Tax Income

CAP to PEO(1)	CAP to Former PEO(1)	Avg CAP to Non-PEO NEOs	Pre-Tax Income	Net Income
(1)The PEO for fiscal years 2021–2024 was Mr. Reilly. For fiscal year 2025, the PEO was Mr. Shoukry and Mr. Reilly served as the former PEO during that year.

Total Shareholder Return Vs Peer Group	CAP vs. TSR

CAP to PEO(1)	CAP to Former PEO(1)	Avg CAP to Non-PEO NEOs	RJF TSR	Peer TSR

Tabular List, Table	Pre-tax Income •Net Revenue •Adjusted ROE
Total Shareholder Return Amount	$ 380.95	266.64	216.24	209.25	192.74
Peer Group Total Shareholder Return Amount	290.78	212.81	153.55	145.26	165.02
Net Income (Loss)	$ 2,135,000,000	$ 2,068,000,000	$ 1,739,000,000	$ 1,509,000,000	$ 1,403,000,000
Company Selected Measure Amount	2,714,000,000	2,643,000,000	2,280,000,000	2,022,000,000	1,791,000,000
Additional 402(v) Disclosure	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Pre-Tax Income is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs for the most recently completed fiscal year to company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROE
Paul M. Shoukry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,277,875
PEO Actually Paid Compensation Amount	$ 22,361,327
PEO Name	Paul M. Shoukry
Paul C. Reilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 21,070,760
PEO Actually Paid Compensation Amount	$ 54,364,869
PEO Name	Paul C. Reilly	Paul C. Reilly	Paul C. Reilly	Paul C. Reilly	Paul C. Reilly
PEO | Paul M. Shoukry [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,549,748)
PEO | Paul M. Shoukry [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,502,235
PEO | Paul M. Shoukry [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,065,139
PEO | Paul M. Shoukry [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul M. Shoukry [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,065,826
PEO | Paul M. Shoukry [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul M. Shoukry [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul C. Reilly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,649,917)
PEO | Paul C. Reilly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,230,501
PEO | Paul C. Reilly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,872,238
PEO | Paul C. Reilly [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul C. Reilly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,841,287
PEO | Paul C. Reilly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul C. Reilly [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,948,426)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,197,780
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,496,272
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,066,207
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0